(NORTH TRACK LOGO)
SHARPEN YOUR FOCUS

SEMI-ANNUAL REPORT
TO SHAREHOLDERS (Unaudited)
June 30, 2001

>  WISCONSIN TAX-EXEMPT FUND

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                               PRESIDENT'S LETTER
                       SEMIANNUAL REPORT TO SHAREHOLDERS
                           JUNE 30, 2001 (UNAUDITED)

                                                                 August 20, 2001

Dear Wisconsin Shareholder:

  I am pleased to provide the North Track Funds first semi-annual report (formerly Principal Preservation Portfolios, Inc.). The assets of the Wisconsin Tax-Exempt Fund began the year at $52,115,568 and closed June 30th at $50,896,189.

  Despite a series of Federal Open Market Committee moves to lower interest rates during the period, equity investments suffered, causing investors to migrate to income related products. Specifically, investors searched for high yield type investments to augment their portfolios.

  Your Wisconsin Tax Exempt Fund maintains a stronger credit bias and is willing to sacrifice some yield to provide investors with a long-term product.

  On the following pages you will find the investment manager's report and the fund's financial statements for the first half of the year. We continue to redefine aspects of our fund family, which allows you to "sharpen your focus" with our North Track Funds.

                                          Sincerely,

                                          /s/Robert J. Tuszynski

                                          Robert J. Tuszynski
                                          President & CEO

This report was prepared for shareholders of Principal Preservation's Wisconsin Tax-Exempt Fund. It does not constitute an offer to sell shares of the Fund. Any investor who wishes to receive more information about the Wisconsin Tax-Exempt Fund or any of the other funds in the Principal Preservation Fund Family should obtain a prospectus, which includes a discussion of the investment objective, all sales charges and expenses and the investment risks associated with each fund.

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                          SEMIANNUAL REPORT COMMENTARY
                           JUNE 30, 2001 (UNAUDITED)

The steepening trend in the yield curve continued during the first half of 2001. Short-term yields declined by nearly 50 basis points while long-term Treasuries increased almost 30 basis points. Continued weakness in the economy, particularly in manufacturing, prompted the Federal Open Market Committee (FOMC) to lower short-term rates a total of 150 basis points during the second quarter. Year-to-date, the FOMC has cut rates a total of 275 basis points in an effort to fend off a recession. The aggressive easing, in conjunction with a volatile equity market, led shorter term securities to post relatively higher total rates of return.

The municipal market yield curve has steepened as much as the Treasury curve. Yields on 10-year and longer munis are no lower now than they were in January. Since March 31, 2001, the pivot point on the curve has been the five-year maturity range, where shorter security yields have declined and everything else has moved higher. For example, maturities of five years or less produced total returns averaging 1.2% during the second quarter, while securities in excess of 10 years averaged about 0.70%.

The duration of the Wisconsin Tax-Exempt Fund has remained relatively constant:
7.0 years, as opposed to 7.2 years on December 31, 2000. This consistent duration helped the fund's relative returns over the first half of 2001 -- particularly in the second quarter. For example, the relative underperformance of longer term issues resulted in Nuveen's 10.2 year duration producing a 0.51% return during the quarter, versus the fund's 0.54%.

The relative outperformance of the pre-refunded sector of securities continued during the second quarter and also led the fund to produce competitive returns relative to its peers.

Overall, the fund continues to be well diversified and maintains nearly 40% of its holdings in securities with a stated "AAA" rating by one of the major, national ratings organizations. The 3.61% current yield is competitive with its peers, on an absolute basis, but above average for taxpayers subject to AMT since 100% of the fund's income is exempt from the alternative minimum tax
(AMT).

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                              FINANCIAL HIGHLIGHTS

  The table below presents information for a share of capital stock of North Track Funds, Inc.' s Wisconsin Tax-Exempt Fund outstanding for the periods indicated. You should read this information in conjunction with the financial statements and related notes.

                                                    For the six
                                                   months ended                  For the years ended December 31,
                                                   June 30, 2001     --------------------------------------------------------
                                                    (Unaudited)       2000         1999        1998         1997        1996
                                                    -----------      ------       ------      ------       ------      ------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 9.91         $ 9.45       $10.27      $10.21       $ 9.87      $10.05

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                 .21            .44          .45         .48          .49         .49
   Net realized and unrealized
     gains (losses) on investments                       .08            .46         (.82)        .06          .34        (.18)
                                                      ------         ------       ------      ------       ------      ------
   TOTAL INCOME (LOSS)
     FROM INVESTMENT OPERATIONS                          .29            .90         (.37)        .54          .83         .31
                                                      ------         ------       ------      ------       ------      ------

LESS DISTRIBUTIONS:
   Dividends from net
     investment income                                  (.21)          (.44)        (.45)       (.48)        (.49)       (.49)
                                                      ------         ------       ------      ------       ------      ------
   TOTAL DISTRIBUTIONS                                  (.21)          (.44)        (.45)       (.48)        (.49)       (.49)
                                                      ------         ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                        $ 9.99         $ 9.91       $ 9.45      $10.27       $10.21      $ 9.87
                                                      ------         ------       ------      ------       ------      ------
                                                      ------         ------       ------      ------       ------      ------

TOTAL RETURN **<F2>                                     3.0%++<F4>     9.7%        (3.8%)       5.4%         8.7%        3.3%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (to nearest thousand)                              $50,896        $52,116      $52,320     $45,693      $32,852     $25,750
Ratio of expenses
  to average net assets                                 1.1%*<F1>      1.1%+<F3>    0.9%+<F3>   0.6%+<F3>    0.5%+<F3>   0.5%+<F3>
Ratio of net investment income
  to average net assets                                 4.2%*<F1>      4.6%+<F3>    4.5%+<F3>   4.6%+<F3>    4.9%+<F3>   4.9%+<F3>
Portfolio turnover rate                                 0.2%++<F4>     5.9%        15.2%       12.5%        16.9%       16.0%

 *<F1>    Annualized.
**<F2> The Fund's sales charge is not reflected in total return as set forth in the table.
 +<F3> Reflects a voluntary reimbursement of fund expenses of 0.04% in 2000, 0.1% in 1999, 0.4% in 1998, 0.6% in 1997 and 0.6% in 1996,
          respectively.
++<F4>    Not annualized.

  The accompanying notes to financial statements are an integral part of this statement.

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                                 BALANCE SHEET
                           JUNE 30, 2001 (UNAUDITED)

ASSETS:
Investments:
   Cost basis of investments                                       $49,696,825
                                                                   -----------
                                                                   -----------

   Long-term investments in securities                             $50,549,792
   Short-term investments                                                  528
                                                                   -----------
        Total investments                                           50,550,320

Receivables:
   Capital shares sold                                                  38,096
   Interest                                                            574,245
                                                                   -----------
        Total receivables                                              612,341
Other assets                                                               520
                                                                   -----------
        Total assets                                               $51,163,181
                                                                   -----------
                                                                   -----------

LIABILITIES:
Payables:
   Capital shares redeemed                                         $    20,555
   Distributions to shareholders                                        47,110
   Management fees                                                      20,293
   Other accrued expenses                                               78,898
   Other accrued liabilities                                           100,136
                                                                   -----------
        Total liabilities                                              266,992
                                                                   -----------

NET ASSETS:
Capital stock                                                       50,853,718
Undistributed net investment income                                      7,439
Undistributed net realized gains (losses) on investments              (818,463)
Net unrealized appreciation on investments                             853,495
                                                                   -----------
        Total net assets                                            50,896,189
                                                                   -----------
        Total liabilities and net assets                           $51,163,181
                                                                   -----------
                                                                   -----------

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                     $      9.99
                                                                   -----------
                                                                   -----------

MAXIMUM OFFERING PRICE PER SHARE                                   $     10.35
                                                                   -----------
                                                                   -----------

  The accompanying notes to financial statements are an integral part of this statement.

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                            $1,387,620
                                                                    ----------
        Total investment income                                      1,387,620
                                                                    ----------

EXPENSES:
Investment advisory fees                                               128,755
Administration fees                                                     25,751
Custodian fees                                                           6,292
Transfer agent fees                                                     18,137
Broker service fees                                                     64,831
Professional fees                                                       23,947
Registration                                                             6,662
Communication                                                            7,162
Director fees                                                            2,161
Pricing of investments                                                   6,461
Other                                                                    2,064
                                                                    ----------
        Total expenses                                                 292,223

NET INVESTMENT INCOME                                                1,095,397
                                                                    ----------
NET REALIZED LOSSES ON INVESTMENTS                                     (18,742)

CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS FOR THE YEAR          458,714
                                                                    ----------
        Net gain on investments                                        439,972
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $1,535,369
                                                                    ----------
                                                                    ----------

  The accompanying notes to financial statements are an integral part of this statement.

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

OPERATIONS:
Net investment income                                              $ 1,095,397
Net realized losses on investments                                     (18,742)
Change in unrealized appreciation on investments for the year          458,714
                                                                   -----------
        Net increase in net assets resulting from operations         1,535,369
                                                                   -----------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income ($0.21 per share)                             (1,100,799)
                                                                   -----------
        Total distributions                                         (1,100,799)
                                                                   -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued                                          2,603,310
Net asset value of shares issued in distributions                      787,125
Cost of shares redeemed                                             (5,044,384)
                                                                   -----------
        Net decrease in net assets from
          capital share transactions                                (1,653,949)
                                                                   -----------
        Total decrease                                              (1,219,379)

NET ASSETS:
Balance at beginning of period                                      52,115,568
                                                                   -----------
Balance at end of period                                           $50,896,189
                                                                   -----------
                                                                   -----------

  The accompanying notes to financial statements are an integral part of this statement.

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                       STATEMENT OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2000

OPERATIONS:
Net investment income                                              $ 2,309,238
Net realized losses on investments                                    (268,720)
Change in unrealized appreciation on investments for the year        2,633,830
                                                                   -----------
           Net increase in net assets resulting from operations      4,674,348
                                                                   -----------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income ($0.44 per share)                             (2,305,385)
                                                                   -----------
        Total distributions                                         (2,305,385)
                                                                   -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued                                          6,381,500
Net asset value of shares issued in distributions                    1,650,019
Cost of shares redeemed                                            (10,604,978)
                                                                   -----------
        Net decrease in net assets from
          capital share transactions                                (2,573,459)
                                                                   -----------
        Total decrease                                                (204,496)

NET ASSETS:
Balance at beginning of period                                      52,320,064
                                                                   -----------
Balance at end of period                                           $52,115,568
                                                                   -----------
                                                                   -----------

  The accompanying notes to financial statements are an integral part of this statement.

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2001 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES --

     North Track Funds, Inc. ("North Track"), registered under the Investment Company Act of 1940 as an open-end management investment company, is a series company with ten funds: Tax-Exempt Fund, Government Fund, S&P 100 Plus Fund, Achievers Fund, PSE Tech 100 Index Fund, Cash Reserve Fund, Wisconsin Tax-Exempt Fund, Managed Growth Fund, Dow Jones U.S. Health Care 100 Plus Fund and Dow Jones U.S. Financial 100 Plus Fund. This report presents information only for the Wisconsin Tax-Exempt Fund (the "Fund"). Information regarding the other funds is presented in separate reports. The assets and liabilities of each fund are segregated and a shareholder's interest is limited to the fund in which the shareholder owns shares.

     The following is a summary of the significant accounting policies of the Fund.

     (a)  Long-Term Securities

          The long-term tax-exempt securities are valued at market or fair value using quotations by an independent pricing service (the "Service"). When, in the judgment of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between quoted bid prices (as obtained by the Service from dealers in such securities) and ask prices (as calculated by the Service based upon its evaluation of the market for such securities). Securities for which, in the judgment of the Service, there are no readily obtainable market quotations (which may constitute a majority of the fund's securities) are carried at fair value as determined by the Service in accordance with procedures approved by North Track's Board of Directors. Among other factors, these procedures include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, type, indications as to values from dealers, and general market conditions.

          Premiums on long-term tax-exempt securities are amortized to the shorter of call date or maturity. The Fund amortizes all discounts on taxable securities and on original issue discount tax-exempt securities.

     (b)  Net Realized Gains and Losses and Investment Income

          Net realized gains and losses on security sales are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     (c)  Federal Income Taxes

          Provision has not been made for Federal income taxes, because the Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code and intends to distribute substantially all income to its shareholders and otherwise to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As of December 31, 2000, the Fund had Federal income tax capital loss carryforwards of $3,176 expiring in 2003, $3,012 expiring in 2005, $29,062 expiring in 2006, $495,751 expiring in 2007 and
          $268,721 expiring in 2008. It is management's intention to make no distribution of any future realized capital gains until the Federal income tax capital loss carryforward is exhausted.

          The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for Federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     (d)  Expenses

          Fund expenses associated with a specific fund are charged to that fund as they are incurred. Common expenses incurred by the Fund are allocated, as incurred, between the funds based upon the ratio of the net assets of each fund to the combined net assets of the Fund, by the ratio of accounts maintained in each fund or some other fair allocation method.

     (e)  Distributions to Shareholders

          Distributions to shareholders are recorded on the ex-dividend date.

     (f)  Use of Estimates

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH RELATED PARTIES--

     North Track has an Investment Advisory Agreement (the "Agreement") with B.C. Ziegler and Company ("BCZ") (with whom certain officers and directors of the Fund are affiliated), to serve as the Investment Advisor. BCZ is a wholly owned subsidiary of The Ziegler Companies, Inc. Under the Agreement, the Fund pays BCZ a monthly fee based upon the average daily net assets of the Fund at the rate of .50% of the first $250,000,000 of the Fund's average daily net assets, reducing to .40% of the Fund's average daily net assets in excess of $250,000,000.

     For the six months ended June 30, 2001, the Fund incurred total advisory fees of $128,755.

     On May 17, 1991, the Fund's shareholders approved a Distribution Agreement under Rule 12b-1. According to this agreement the Fund pays a distribution fee of up to 0.25% to BCZ, as the distributor, which is passed through to the broker/dealer as a service fee. This fee is calculated on the average daily net assets and is shown as broker service fees in the Statement of Operations.

     On May 1, 2000, the Board approved the Administrative Services Agreement. Under this agreement, the Fund pays 0.10% to BCZ to perform administrative tasks on behalf of the Fund.

     BCZ has an Accounting and Pricing Agreement with North Track to perform accounting and pricing services. In addition, the Fund pays BCZ commissions on sales of Fund shares and 12b-1 distribution fees. The commissions, accounting and pricing fees, 12b-1 fees and administrative service fees paid to BCZ by the Fund for the six months ended June 30, 2001 were as follows:

                          ACCOUNTING
        COMMISSIONS      AND PRICING
       ON FUND SHARES        FEES       12B-1 FEES    ADMINISTRATIVE FEES
       --------------    -----------    ----------    -------------------
          $25,978          $10,685        $21,621           $26,000

3.   INVESTMENT TRANSACTIONS --

     Purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended June 30, 2001, were $114,126 and $994,685, respectively.

     Net tax basis unrealized appreciation (depreciation) on investments as of June 30, 2001, included:

       Gross unrealized appreciation                       $ 1,524,243
       Gross unrealized depreciation                          (670,748)
                                                           -----------
            Net unrealized appreciation                    $   853,495
                                                           -----------
                                                           -----------

     The tax basis cost of investments on December 31, 2000 was $51,139,269.

4.   LINE OF CREDIT --

     The Fund has an available line of credit of $5,000,000. However, the Fund's borrowings, by investment restriction, cannot exceed 10% of the total assets not including the borrowings. Interest expense incurred in connection with such borrowings was not material during the year. Borrowings under this arrangement bear interest approximating the then current Prime Rate. All borrowings under this line of credit are guaranteed by BCZ. The Fund's policies allow borrowings for temporary or emergency purposes.

5.   CAPITAL SHARE TRANSACTIONS --

     (a) North Track has authorized common stock of ten billion shares with a par value of $.001 per share. Its shares are divided into ten mutual fund series: Wisconsin Tax-Exempt Fund, Government Fund, Tax-Exempt Fund, S&P 100 Plus Fund, Achievers Fund, PSE Tech 100 Index Fund, Managed Growth Fund, Cash Reserve Fund, Dow Jones U.S. Health Care 100 Plus Fund and Dow Jones U.S. Financial 100 Plus Fund. Each Fund (other than the Cash Reserve Fund) has designated Class A (front-end load) shares. In addition, the S&P 100 Plus Fund, Achievers Fund, PSE Tech 100 Index Fund, Managed Growth Fund, Dow Jones U.S. Health Care 100 Plus Fund and Dow Jones U.S. Financial 100 Plus Fund also have designated Class B (contingent deferred sales charge) shares. The S&P 100 Plus Fund, Achievers Fund, PSE Tech 100 Index Fund, Managed Growth Fund, Government Fund, Dow Jones U.S. Health Care 100 Plus Fund and Dow Jones U.S. Financial 100 Plus Fund also have designated Class C (front-end and contingent deferred sales charge) shares. The Cash Reserve Fund has designated three classes of shares: Class X (Retail Shares); Class B (CDSC Retail Shares); and Class Y (Institutional Shares). The authorized shares of common stock may be allocated to any of the above funds or to new funds as determined by the Board of Directors. The shares of each fund have equal rights and privileges with all other shares of that fund.

     (b) Capital share activity on a trade date basis, during the years ended December 31, 2000 and the six months ended June 30, 2001, respectively, were as follows:

       SHARES OUTSTANDING AT DECEMBER 31, 1999                 5,536,805
                                                               ---------
                                                               ---------
         Shares issued                                           668,344
         Shares issued in distributions                          172,518
         Shares redeemed                                      (1,118,193)
                                                               ---------
       SHARES OUTSTANDING AT DECEMBER 31, 2000                 5,259,474
                                                               ---------
                                                               ---------
         Shares issued                                           260,506
         Shares issued in distributions                           78,943
         Shares redeemed                                        (505,306)
                                                               ---------
       SHARES OUTSTANDING AT JUNE 30, 2001                     5,093,617
                                                               ---------
                                                               ---------

     (c) Maximum offering price per share is computed based on a maximum sales charge of 3.5% of the offering price or 3.63% of the net asset value. For purpose of this computation, the price per share is derived from multiplying the net asset value and redemption price per share by 100 and then dividing the product by 96.5.

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2001 (UNAUDITED)

 PRINCIPAL                                                                                        S&P      MOODY'S
   AMOUNT                                DESCRIPTION                                             RATING    RATING        VALUE
 ---------                               -----------                                             ------    -------       -----
                                                                                                   (UNAUDITED)

LONG-TERM TAX-EXEMPT SECURITIES -- 99.3%

GEORGIA -- 1.2%
 $  325,000      Atlanta, Georgia, New Public Housing Authority, 5.00%,                           AAA        Aaa       $   329,683
                 due 05-01-2007

    250,000      Newnan, Georgia, New Public Housing Authority, 5.00%,                            AAA        Aaa           255,938
                 due 04-01-2012

GUAM -- 2.4%
    650,000      Guam Government Limited Obligation Highway Bonds,                                AAA        Aaa           682,409
                 Series A, 6.30%, due 05-01-2012

    515,000      Guam Power Authority Revenue Bonds, Series A, (Collateral: State                 AAA        Aaa           547,831
                 and Local Government Bonds), 6.375%, prerefunded 10-02-2002 @ 102

ILLINOIS -- 0.6%
    300,000      Peoria, Illinois, New Public Housing Authority, 5.00%,                           AAA        Aaa           306,750
                 due 06-01-2012

MASSACHUSETTS -- 2.0%
    860,000      Massachusetts State Housing Finance Agency, Multi-Family Housing                 AAA        A1          1,037,375
                 Bonds, First Issue, 1979 Series A, (Escrowed to Maturity), 7.00%,
                 due 04-01-2021

NEVADA -- 0.5%
    255,000      Las Vegas, Nevada, New Public Housing Authority, 5.00%,                          AAA        Aaa           258,608
                 due 01-01-2012

NEW JERSEY -- 1.1%
    285,000      Newark, New Jersey, New Public Housing Authority, 5.25%,                         AAA        Aaa           291,769
                 due 04-01-2009

    250,000      Newark, New Jersey, New Public Housing Authority, 4.50%,                         AAA        Aaa           252,187
                 due 04-01-2008

NEWYORK -- 0.8%
    200,000      New York, New York, New Public Housing Authority, 5.375%,                        AAA        Aaa           203,278
                 due 01-01-2012

    200,000      New York, New York, New Public Housing Authority, 5.00%,                         AAA        Aaa           202,918
                 due 01-01-2012

NORTH CAROLINA -- 0.8%
    400,000      Durham, North Carolina, New Public Housing Authority, 5.00%,                     AAA        Aaa           404,248
                 due 02-01-2012

NORTH DAKOTA -- 0.8%
    185,000      Burleigh County, North Dakota, New Public Housing Authority,                     AAA        Aaa           187,697
                 4.875%, due 01-01-2010

    200,000      Burleigh County, North Dakota, New Public Housing Authority,                     AAA        Aaa           203,004
                 4.875%, due 01-01-2009

NORTHERN MARIANA ISLANDS -- 0.2%
    100,000      Commonwealth of the Northern Mariana Islands, General Obligation                 AAA        Aaa           105,875
                 Bonds, Series 1999A, (Public School System Projects), 5.125%,
                 due 10-01-2008

OHIO -- 2.5%
    500,000      Youngstown, Ohio, New Public Housing Authority, 5.00%,                           AAA        Aaa           506,600
                 due 05-01-2011

    250,000      Youngstown, Ohio, New Public Housing Authority, 4.875%,                          AAA        Aaa           255,778
                 due 05-01-2009

    200,000      Youngstown, Ohio, New Public Housing Authority, 4.875%,                          AAA        Aaa           204,562
                 due 05-01-2010

    300,000      Youngstown, Ohio, New Public Housing Authority, 5.00%,                           AAA        Aaa           303,804
                 due 05-01-2012

PENNSYLVANIA -- 0.9%
    270,000      Allentown, Pennsylvania, New Public Housing Authority, 4.875%,                   AAA        Aaa           276,143
                 due 05-01-2011

    200,000      Clinton County, Pennsylvania, New Public Housing Authority,                      AAA        Aaa           205,016
                 5.25%, due 11-01-2007

PUERTO RICO -- 2.9%
    100,000      Puerto Rico Commonwealth Highway &Transportation, (Collateral: U.S.               A        Baa1           105,468
                 Treasury Obligations), 6.625%, prerefunded 07-02-2002 @ 101.5

    350,000      Puerto Rico Commonwealth Highway & Transportation Authority,                      A         Aaa           369,138
                 Highway Revenue Series T, (Collateral: U.S. Treasury Obligations), 6.625%,
                 prerefunded 07-01-2002 @ 101.5

    300,000      Puerto Rico Commonwealth General Obligation Bonds, (Collateral: State             A        Baa1           314,583
                 and Local Government Securities), 6.00%, prerefunded 07-01-2002 @ 101.5

    180,000      Puerto Rico Commonwealth Electric &Power Authority, Series R, (Collateral:       AAA        Aaa           189,187
                 U.S. Government Securities), 6.25%, prerefunded 07-01-2002 @ 101.5

    350,000      Puerto Rico Telephone Authority, Series L, (Collateral: U.S. Government          AAA         A            359,583
                 Securities), 6.125%, prerefunded 01-01-2002 @ 101

    150,000      Puerto Rico Telephone Authority, Series L, (Collateral: U.S. Government          AAA         A            153,798
                 Securities), 5.75%, prerefunded 01-01-2002 @ 101

SOUTH CAROLINA -- 0.4%
    200,000      Marion, South Carolina, New Public Housing Authority, 4.875%,                    AAA        Aaa           204,750
                 due 09-01-2010

TENNESSEE -- 0.4%
    190,000      Nashville, Tennessee, New Public Housing Authority, 5.00%,                       AAA        Aaa           192,044
                 due 08-01-2010

TEXAS -- 1.1%
    200,000      Waco, Texas, New Public Housing Authority, 4.875%,                               AAA        Aaa           203,000
                 due 12-01-2012

    340,000      Waco, Texas, New Public Housing Authority, 4.875%,                               AAA        Aaa           350,200
                 due 12-01-2009

VIRGIN ISLANDS -- 0.5%
    255,000      Virgin Islands Water and Power Authority Revenue Bonds, 5.25%,                   AAA        Aaa           271,575
                 due 07-01-2012

WISCONSIN -- 80.2%
    500,000      Housing Authority of the City of Ashland, Wisconsin, Student                      NR        Aa3           481,250
                 Housing Revenue Bonds, Series 1998, (Northland College Project),
                 5.10%, due 04-01-2018

  1,000,000      Community Development Authority of the Village of Ashwaubenon,                    NR        Aa2         1,031,250
                 Wisconsin, Lease Revenue Bonds, Series 1999A, Arena Project,
                 5.80%, due 06-01-2029

    500,000      Community Development Authority of the City of Cudahy,                            NR        A3            499,375
                 Wisconsin, Redevelopment Lease Revenue Bonds, Series 1999,
                 5.10%, due 06-01-2017

    600,000      Community Development Authority of the City of Franklin,                          NR        NR            597,000
                 Wisconsin, Redevelopment Lease Revenue Refunding Bonds,
                 Series 1998-B, 4.80%, due 04-01-2009

  1,000,000      Community Development Authority of the City of Glendale, Wisconsin,               NR        NR          1,006,250
                 Community Development Lease Revenue Bonds, Series 1998A,
                 (Tax Increment District No. 7), 5.50%, due 09-01-2017

  2,200,000      Community Development Authority of the City of Glendale, Wisconsin,               NR        NR          2,145,000
                 Lease Revenue Bonds, Series 1998A, (Tax Increment District No. 7),
                 5.40%, due 09-01-2018

    500,000      Housing Authority of the County of Grant, Wisconsin, Housing                      NR        A3            499,375
                 Refunding Revenue Bonds, Series 1998, (Orchard Manor), 5.25%,
                 due 07-01-2018

  1,000,000      Housing Authority of the County of Grant, Wisconsin, Housing                      NR        A3            968,750
                 Refunding Revenue Bonds, Series 1998, (Orchard Manor), 5.35%,
                 due 07-01-2026

    150,000      Housing Authority of the City of Green Bay, Wisconsin, Student                    NR        NR            151,688
                 Housing Refunding Revenue Bonds, Series 1997, (University Village
                 Housing, Inc.), 6.00%, due 04-01-2017

  1,000,000      Redevelopment Authority of the City of Green Bay, Wisconsin,                      NR        Aa2           960,000
                 Lease Revenue Bonds, Series 1999A, (Convention Center
                 Project), 5.10%, due 06-01-2029

    200,000      City of Hartford Community Development Authority, Dodge and                       NR        NR            210,000
                 Washington Counties, Wisconsin, Community Development Lease
                 Revenue Bonds, 5.90%, due 12-01-2006

    100,000      Community Development Authority of the Village of Jackson,                        NR        NR             99,250
                 Wisconsin, Community Development Refunding Revenue Bonds,
                 Series 1999, 4.90%, due 12-01-2013

    600,000      Community Development Authority of the Village of Jackson,                        NR        NR            570,000
                 Wisconsin, Community Development Refunding Revenue Bonds,
                 Series 1999, 5.10%, due 12-01-2017

  1,000,000      Housing Authority of the City of Kenosha, Wisconsin, GNMA                         NR        NR          1,016,250
                 Collateralized Multifamily Housing Revenue Bonds, Series 2000A,
                 (Villa Ciera, Inc. Project), 6.00%, due 11-20-2041

    500,000      Community Development Authority of the Village of Little Chute,                   NR        NR            503,750
                 Wisconsin, Community Development Lease Revenue Bonds, 5.625%,
                 due 03-01-2019

  3,050,000      Community Development Authority of the City of Madison,Wisconsin,                AA-        NR          2,905,125
                 Fixed Rate Development Revenue Bonds, Series 1998A, (Fluno
                 Center Project), 5.00%, due 11-01-2020

    300,000      Community Development Authority of the City of Madison,Wisconsin,                 NR        NR            280,500
                 Multifamily Housing Revenue Bonds, Series 1995, (Dempsey Manor
                 Project), 6.65%, due 10-01-2025

    500,000      Community Development Authority of the City of Madison, Wisconsin,                NR        NR            448,125
                 Redevelopment Revenue Bonds, Series 1995,(Meriter Retirement
                 Services, Inc.), 6.125%, due 12-01-2019

  1,000,000      Madison, Wisconsin, Community Development Authority Lease                         NR        Aa2         1,062,500
                 Revenue Bonds, Monona Terrace Community & Convention Center
                 Project, 6.10%, due 03-01-2010

    250,000      Community Development Authority of the City of Madison, Wisconsin,                NR        NR            248,750
                 Project Revenue Bonds, (Series 1986), 5.875%, due 07-01-2016

    500,000      Redevelopment Authority of the City of Milwaukee, Wisconsin,                      NR        Aa3           511,260
                 Development Revenue Bonds, (Goodwill Industries of Southeastern
                 Wisconsin Project), 6.35%, due 10-01-2009

  1,000,000      Redevelopment Authority of the City of Milwaukee, Wisconsin,                      NR        NR            946,250
                 Development Revenue Bonds, Series 1998, (YMCA of Metropolitan
                 Milwaukee, Inc. Project), 5.10%, due 12-01-2023

    750,000      Redevelopment Authority of the City of Milwaukee, Wisconsin,                      NR        Aa3           754,687
                 Redevelopment Revenue Bonds, Series 1999A, (Young Women's
                 Christian Association of Greater Milwaukee), 5.30%, due 6-01-2029

    180,000      Redevelopment Authority of the City of Milwaukee, Wisconsin,                      NR        Aaa           178,650
                 Redevelopment Revenue Bonds, Series 1999B, (Young Women's
                 Christian Association of Greater Milwaukee), 5.20%, due 06-01-2029

    215,000      Redevelopment Authority of the City of Milwaukee, Wisconsin,                      NR        Aa3           214,731
                 Redevelopment Revenue Bonds, Series 1999A, (Young Women's
                 Christian Association of Greater Milwaukee), 5.25%, due 6-01-2019

  1,000,000      Housing Authority of the City of Oak Creek, Wisconsin, Multifamily                NR        NR          1,032,500
                 Housing Refunding Revenue Bonds, Series 1994A, (Country Oaks II
                 Project), 6.30%, due 08-01-2028

     75,000      Housing Authority of the City of Oak Creek, Wisconsin, Multifamily               AAA        NR             75,094
                 Housing Refunding Revenue Bonds, Series 1993, (Wood Creek
                 Project), 5.625%, due 07-20-2029

  1,260,000      Housing Authority of the City of Oshkosh, Wisconsin, GNMA                         NR        Aa1         1,275,750
                 Collateralized Multifamily Housing Revenue Bonds, Series 1997,
                 (VNA Assisted Living, Inc. Project), 5.75%, due 09-20-2038

    125,000      Housing Authority of the City of Oshkosh, Wisconsin, GNMA                         NR        Aa1           127,031
                 Collateralized Multifamily Housing Revenue Bonds, Series 1997,
                 (VNA Assisted Living, Inc. Project), 5.45%, due 09-20-2017

  2,260,000      Southeast Wisconsin Professional Baseball Park District Sales                    AAA        Aaa         2,486,000
                 Tax Revenue Bonds, Series 1996, 5.750%, prerefunded 03-13-2007

    105,000      Southeast Wisconsin Professional Baseball Park District Sales                    AAA        Aaa           111,300
                 Tax Revenue Bonds, Series 1999, 5.875%, prerefunded 12-15-2009

  1,000,000      Housing Authority of the City of Sheboygan, Wisconsin, Multifamily               AAA        NR            991,250
                 Housing Refunding Revenue Bonds, Series 1998A, (GNMA Collat-
                 Lake Shore Apartments), 5.10%, due 11-20-2026

    400,000      Redevelopment Authority of the Village of Slinger, Wisconsin,                     NR        NR            392,500
                 Redevelopment Lease Revenue Refunding Bonds, 4.70%, due 09-01-2012

    600,000      Redevelopment Authority of the Village of Slinger, Wisconsin,                     NR        NR            603,228
                 Redevelopment Lease Revenue Bonds, Series 1995-A, 6.25%,
                 prerefunded 09-01-2001

  2,000,000      Waterfront Redevelopment Authority of the City of Sturgeon Bay,                   NR        NR          1,920,000
                 Wisconsin, Redevelopment Lease Revenue Bonds, Series 1998A,
                 5.20%, due 10-01-2021

  1,000,000      Waterfront Redevelopment Authority of the City of Sturgeon Bay,                   A         NR            917,500
                 Wisconsin, Redevelopment Lease Revenue Bonds, Series 1998B,
                 5.00%, due 10-01-2017

    100,000      Redevelopment Authority of the City of Superior, Wisconsin,                       NR        Aa            104,481
                 Revenue Bonds, Series 1994, (Superior Memorial Hospital, Inc.),
                 5.80%, prerefunded 05-01-2002 @ 102

    155,000      Redevelopment Authority of the City of Superior, Wisconsin,                       NR        Aa            161,696
                 Revenue Bonds, Series 1994, (Superior Memorial Hospital, Inc.),
                 5.60%, prerefunded 05-01-2002 @ 102

    150,000      Redevelopment Authority of the City of Superior, Wisconsin,                       NR        Aa            156,540
                 Revenue Bonds, Series 1994, (Superior Memorial Hospital, Inc.),
                 5.65%, prerefunded 5-01-2002 @ 102

    600,000      Community Development Authority of the Village of Sussex,                         NR        NR            650,250
                 Wisconsin, Community Development Revenue Bonds, Series 1995,
                 6.10%, due 04-01-2005

    445,000      Community Development Authority of the City of Verona, Wisconsin,                 NR        NR            437,769
                 Community Development Lease Revenue Bonds, Series 1997A,
                 5.50%, due 06-01-2017

  1,000,000      Wisconsin Center District, Junior Dedicated Tax Revenue Refunding                AAA        Aaa         1,015,000
                 Bonds, Series 1999, 5.25%, due 12-15-2023

  3,000,000      Wisconsin Center District, Junior Dedicated Tax Revenue Bonds,                   AAA        NR          3,318,750
                 Series 1996B, 5.75%, (Collateral: U.S. Government
                 Securities), 5.75%, prerefunded 02-15-2006 @ 101

  1,205,000      Wisconsin Housing Finance Authority Revenue Bonds, prerefunded                    NR        NR          1,308,931
                 12-01-2017 at par, Escrowed by U.S. Government Securities, 6.10%,
                 prerefunded 12-01-2017

  1,360,000      Wisconsin Housing Finance Authority Revenue Bonds, prerefunded                   AAA        Aaa         1,453,500
                 12-01-2017 at par, Escrowed by U.S. Government Securities, (MBIA
                 Insured), 6.10%, prerefunded 12-01-2017

    460,000      Walworth County, Wisconsin, Housing Authority Housing Revenue                     NR        NR            464,600
                 Bonds, Series 1997, (FHA Insured Mortgage Loan-Kiwanis Heritage,
                 Inc. Senior Apartment Project), 5.70%, due 03-01-2039

    750,000      Community Development Authority of the City of Watertown,                         NR        NR            729,375
                 Wisconsin, Redevelopment Lease Revenue Bonds, Series 1998A,
                 5.00%, due 05-01-2018

    500,000      Housing Authority, City of Waukesha, Wisconsin, Multifamily                       NR        NR            500,625
                 Housing Refunding Revenue Bonds, Series 1998A, (FHA Insured
                 Mortgage Loan-Oak Hills Terrace Project), 5.45%, due 06-01-2027

    750,000      Wauwatosa, Wisconsin, Redevelopment Authority, Milwaukee County,                 AAA        Aaa           773,438
                 Wisconsin, Redevelopment Authority Lease Revenue Bonds, Series
                 1997, 5.65%, due 10-01-2015

    715,000      Housing Authority of Winnebago County, Wisconsin, Multifamily                     NR        NR            701,594
                 Housing Refunding Revenue Bonds, (Neenah-Menasha Ecumenical
                 Retirement Community, Inc. Project), 5.50%, due 10-01-2015

    855,000      Housing Authority of Winnebago County, Wisconsin, Multifamily                     NR        NR            816,525
                 Housing Refunding Revenue Bonds, (Neenah-Menasha Ecumenical                                           -----------
                 Retirement Community, Inc. Project), 5.60%, due 10-01-2020

Total Long-Term Tax-Exempt Securities (Cost $49,696,297)                                                                50,549,792
                                                                                                                       -----------

SHORT-TERM TAX-EXEMPT SECURITIES -- 0.0%

MONEY MARKET
        528      AIM Tax Free Cash Fund                                                                                        528
                                                                                                                       -----------

Total Security Holdings                                                                                                $50,550,320
                                                                                                                       -----------
                                                                                                                       -----------

                 Percentages shown are a percent of net assets.
  The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

215 North Main Street
West Bend, Wisconsin 53095
1-800-826-4600

OFFICERS AND DIRECTORS

Peter D.Ziegler, Director
Richard H. Aster, M.D., Director
Augustine J. English, Director
Ralph J. Eckert,Director
Marcia L. Wallace, Director (as of 5/31/01)
James G. DeJong, Director (as of 5/31/01)
Steven P. Kent, Director (as of 5/31/01)
Robert J. Tuszynski, President, CEO
Franklin P. Ciano, Chief Financial Officer and Treasurer
James L. Brendemuehl, Senior Vice President of Sales
John H. Lauderdale, Senior Vice President of Marketing
Kathleen J. Cain, Secretary
Donald J. Liebetrau, Assistant Vice President
Patricia A. Weinert, Assistant Vice President

INVESTMENT ADVISORS

B.C. Ziegler and Company
215 North Main Street
West Bend, Wisconsin 53095

Ziegler Investment Services
(Sub-Advisor to all funds except
Managed Growth)
250 East Wisconsin Avenue
Suite 1900
Milwaukee, Wisconsin 53202

Geneva Capital Management, Ltd.
(Sub-Advisor to Managed Growth Fund)
250 East Wisconsin Avenue
Suite 1050
Milwaukee, Wisconsin 53202

DISTRIBUTOR AND ACCOUNTING/PRICING AGENT

B.C. Ziegler and Company
215 North Main Street
West Bend, Wisconsin 53095

TRANSFER AND DIVIDEND DISBURSING AGENT

PFPC Global Fund Services
P.O. Box 60504
King of Prussia, Pennsylvania 19406

CUSTODIAN

Union Bank of California
475 Sansome Street
San Francisco,  California 94111

COUNSEL

Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

AUDITOR

Arthur Andersen LLP
100 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

215 North Main Street  o  West Bend, Wisconsin 53095-3348

(NORTH TRACK LOGO)
SHARPEN YOUR FOCUS

SEMI-ANNUAL REPORT

SHAREHOLDER INFORMATION
1-800-826-4600
www.northtrackfunds.com

This report was prepared for the information of shareholders of North Track Funds, Inc., and may not be used in connection with the offering of securities unless preceded or accompanied by a current prospectus.